SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interest paid	$ 106	$ 48
Taxes paid	15	0
Equipment acquired under finance leases and equipment loans	$ 121	$ 48